Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

(CHF in thousands)	12/31/2021	12/31/2020

Not yet due	64,436	37,695
Past due 1 - 90 days	32,812	12,921
Past due 91 - 180 days	3,278	513
Past due 181 - 360 days	204	820
Past due > 361 days	1,087	1,490
Gross Carrying Amount	101,817	53,439

Individual loss allowance	(1,998)	(1,750)
Expected credit loss	(555)	(58)
Loss allowance	(2,553)	(1,807)
Trade receivables	99,264	51,631

Schedule of Allowance for Credit Loss
The recorded loss allowance for trade receivables reconciles as follows:

(CHF in thousands)	2021	2020

Individual loss allowance at January 1	1,750	547
Addition	1,492	1,405
Usage	(23)	(6)
Release	(1,263)	(59)
Exchange differences	42	(137)
Individual loss allowance at December 31	1,998	1,750

(CHF in thousands)	2021	2020

Expected credit loss at January 1	58	194
Change	502	(129)
Exchange Difference	(5)	(7)
Expected credit loss at December 31	555	58

(CHF in thousands)	12/31/2021	12/31/2020

Credit cards	6,417	7,271
Deposits	14,814	4,864
Other current financial assets	8,823	5,000
Other current financial assets at amortized cost	30,054	17,135
Other current financial assets at fair value through profit and loss	—	—
Other current financial assets	30,054	17,135